Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail) - Exchange_Rate	Mar. 03, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	20.4722	20.2683	16.8935	19.3615